Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,064,794	$ 1,884,960
Allowance for doubtful accounts
Total	$ 1,064,794	$ 1,884,960